Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net Along with their Estimated Useful Lives

Property and equipment, net, along with their estimated useful lives, consist of the following (in millions):

	As of December 31,
	2014	2013
Land	$1,040.0	$444.3
Buildings and improvements	1,115.4	383.7
Restaurant equipment	156.2	24.1
Furniture, fixtures, and other	81.2	68.3
Manufacturing equipment	32.8	—
Capital Leases	199.2	50.0
Construction in progress	37.4	19.0

	2,662.2	989.4
Accumulated depreciation and amortization	(225.1)	(187.9)

Property and equipment, net	$2,437.1	$801.5

Schedule of Property, Plant and Equipment Under Capital Lease

Assets leased under capital leases and included in property and equipment, net consist of the following (in million):

	As of December 31,
	2014	2013
Buildings and improvements	$190.5	$47.9
Other	8.7	2.1

	199.2	50.0
Accumulated Depreciation	(15.9)	(13.6)

Assets leased under capital leases, net	$183.3	$36.4